Details to the consolidated statements of cash flows (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of details to the consolidated statements of cash flows [abstract]
Adjustments for non-cash items from continuing operations
(USD millions)	Q2 2020	Q2 2019

Depreciation, amortization and impairments on:
Property, plant and equipment	319	371

Right-of-use assets	78	74

Intangible assets	1 306	601

Financial assets [1]	– 166	– 32

Change in provisions and other non-current liabilities	118	958

Losses/gains on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	6	– 615

Equity-settled compensation expense	199	174

Income from associated companies	– 183	– 176

Taxes	421	525

Net financial expense	247	205

Total	2 345	2 085

[1] Includes fair value adjustments
(USD millions)	H1 2020	H1 2019

Depreciation, amortization and impairments on:
Property, plant and equipment	700	719

Right-of-use assets	154	149

Intangible assets	2 259	1 619

Financial assets [1]	– 127	– 20

Change in provisions and other non-current liabilities	838	1 018

Gains on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	– 55	– 684

Equity-settled compensation expense	377	372

Income from associated companies	– 306	– 256

Taxes	869	797

Net financial expense	493	387

Total	5 202	4 101

[1] Includes fair value adjustments

Cash flows arising from acquisitions and divestments of businesses
(USD millions)	Q2 2020	Q2 2019	H1 2020	H1 2019

Net assets recognized as a result of business combinations	– 32	– 407	– 10 030	– 486

Fair value of previously held equity interests		34		34

Receivables and payables contingent consideration, net	17	88	77	88

Payments, deferred consideration and other adjustments, net	13	– 3	65	– 3

Cash flows used for acquisitions of businesses	– 2	– 288	– 9 888	– 367

Cash flows from/used for divestments of businesses, net [1]	2	2	– 13	– 15

Cash flows used for acquisitions and divestments of businesses, net	0	– 286	– 9 901	– 382

[1] In the second quarter of 2020 and 2019, the USD 2 million represented the net cash inflows for previous years divestments.

During the first half of 2020, the USD 13 million included USD 15 million net cash outflows for previous years divestments (H1 2019: USD 15 million) and a prepaid sales price of USD 2 million for a business divestment.